DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	$ (7.1)	$ 6.8	$ (1.0)
Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(2.1)	0.5	(0.1)
Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	1.1	1.2	0.0
Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	1.0	(3.4)	(2.8)
Operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.1	0.3	0.6
Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.2	0.2	0.4
Forward freight agreements | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	0.9	(0.3)	(0.2)
Forward freight agreements | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	(2.1)	0.5	(0.1)
Forward freight agreements | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward freight agreements | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward freight agreements | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward freight agreements | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Bunker swaps | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(2.0)	0.0	1.0
Bunker swaps | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Bunker swaps | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	1.1	1.2	0.0
Bunker swaps | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Bunker swaps | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Bunker swaps | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(2.4)	4.4	(3.4)
Forward exchange contracts | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Forward exchange contracts | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.1	0.3	0.6
Forward exchange contracts | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.2	0.2	0.4
Interest rate swaps | Hedging reserves
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in equity	(3.6)	2.7	1.6
Interest rate swaps | Revenue
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Interest rate swaps | Port expenses, bunkers and commissions
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Interest rate swaps | Financial items
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	1.0	(3.4)	(2.8)
Interest rate swaps | Operating expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	0.0	0.0	0.0
Interest rate swaps | Administrative expenses
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments of derivative financial instruments designated as hedge recognized in income statements	$ 0.0	$ 0.0	$ 0.0